Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 74,362	$ 2,208		$ 3,214
Restricted cash	227	605		888
Marketable securities - at fair value	173,644	1,032
Accounts receivable, net	9,324	4,132		3,256
Inventories	9,311	11,202		7,625
Other current assets	6,655	6,679		234
Total Current Assets	273,523	25,858		15,217
Property and equipment, net	2,349	1,868		631
Lease vehicles, net	58	173		444
Other assets	3,337	299		343
Total Assets	326,601	28,198		16,635
Current Liabilities:
Long-term debt, current	55	6,370		2,825
Floor plan notes payable	4,125	6,039		6,739
Accounts payable	9,423	6,283		2,134
Accrued transaction expenses	0	6,052
Accrued expenses	11,150	3,563		1,576
Accrued expenses - related party	0	5,082		3,102
Other current liabilities	815	256		434
Total Current Liabilities	25,568	33,645		16,810
Long-term debt, less current portion	1,250	2,999
Redeemable convertible preferred stock tranche obligation	0	2,832		3,755
Other liabilities	1,570	1,959		931
Total Liabilities	97,493	41,435		21,496
Commitments and Contingencies (Note 18)
Redeemable Convertible Preferred Stock:
Series A Preferred Stock, $0.001 stated value; authorized 3,052,127 shares; after recapitalization, there are no preferred shares issued or outstanding at December 31, 2021 and 2020	0	0
Stockholders' Equity (Deficit):
Common stock, $0.0001 par value; 500,000,000 authorized shares, 58,621,042 shares issued and outstanding at December 31, 2020 and 2019	11	6		6
Additional paid-in capital	278,272	20,779		22,618
Accumulated deficit	(49,059)	(34,037)		(27,485)
Accumulated other comprehensive income	(116)	15
Total Stockholders' Equity (Deficit)	229,108	(13,237)	$ (6,786)	(4,861)	$ 393	$ 7,816
Total Liabilities, Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	$ 326,601	28,198		16,635
Series A Preferred Stock
Current Liabilities:
Accrued expenses - related party		331		$ 250
Redeemable Convertible Preferred Stock:
Series A Preferred Stock, $0.001 stated value; authorized 3,052,127 shares; after recapitalization, there are no preferred shares issued or outstanding at December 31, 2021 and 2020		$ 0